CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Trade sales, services and fees, net	$ 506	$ 557	$ 1,807	$ 1,677
Cost of goods sold	508	511	1,677	1,529
Operating expenses:
Selling, general and administrative	36	37	112	116
Restructuring, impairment, and plant closing and transition costs	5	35	21	60
Other operating (income) expense, net	(13)	5	(17)	13
Total operating expenses	28	77	116	189
Operating (loss) income	(30)	(31)	14	(41)
Interest expense	(20)	(18)	(55)	(53)
Interest income	4	3	11	9
Other income, net	2	3	93	10
(Loss) income before income taxes	(44)	(43)	63	(75)
Income tax expense	(4)	(4)	(18)	(14)
Net (loss) income	(48)	(47)	45	(89)
Net income attributable to noncontrolling interests	(2)	0	(5)	(2)
Net (loss) income attributable to Venator	$ (50)	$ (47)	$ 40	$ (91)
Per Share Data:
Income (loss) attributable to Venator Materials PLC ordinary shareholders, basic (in dollars per share)	$ (0.46)	$ (0.44)	$ 0.37	$ (0.85)
Income (loss) attributable to Venator Materials PLC ordinary shareholders, diluted (in dollars per share)	$ (0.46)	$ (0.44)	$ 0.37	$ (0.85)